Comprehensive Income	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Comprehensive Income

Note 14. Comprehensive Income
Comprehensive income consists of net income and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income. Significant changes in the components of Other comprehensive income, net of provision for income taxes are described below.

Accumulated Other Comprehensive Income
The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Unrealized gains (losses) on marketable securities	Defined benefit pension and postretirement plans	Total
Balance at January 1, 2016	$(554)	$(278)	$101	$1,281	$550
Other comprehensive income (loss)	(159)	(225)	(13)	2,881	2,484
Amounts reclassified to net income	—	423	(42)	(742)	(361)
Net other comprehensive income (loss)	(159)	198	(55)	2,139	2,123
Balance at December 31, 2016	(713)	(80)	46	3,420	2,673
Other comprehensive income	245	818	10	327	1,400
Amounts reclassified to net income	—	(849)	(24)	(541)	(1,414)
Net other comprehensive income (loss)	245	(31)	(14)	(214)	(14)
Balance at December 31, 2017	(468)	(111)	32	3,206	2,659
Opening balance sheet adjustment (Note 1)	(15)	(24)	(13)	682	630
Adjusted opening balance	(483)	(135)	19	3,888	3,289
Other comprehensive income (loss)	(117)	(574)	—	(164)	(855)
Amounts reclassified to net income	—	629	1	(694)	(64)
Net other comprehensive income (loss)	(117)	55	1	(858)	(919)
Balance at December 31, 2018	$(600)	$(80)	$20	$3,030	$2,370

The amounts presented above in net other comprehensive income (loss) are net of taxes. The amounts reclassified to net income related to unrealized gain (loss) on cash flow hedges in the table above are included in Other income (expense), net and Interest expense in our consolidated statements of income. See Note 9 for additional information. The amounts reclassified to net income related to unrealized gain (loss) on marketable securities in the table above are included in Other income (expense), net in our consolidated statements of income. The amounts reclassified to net income related to defined benefit pension and postretirement plans in the table above are included in Other income (expense), net in our consolidated statements of income. See Note 11 for additional information.